Cover	Mar. 26, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 26, 2024, Xos, Inc., a Delaware corporation (the “Company”), completed its previously announced business combination involving ElectraMeccanica Vehicles Corp., a corporation existing under the laws of the Province of British Columbia (“ElectraMeccanica”), whereby the Company acquired all of the issued and outstanding common shares of ElectraMeccanica (the “ElectraMeccanica Shares”) pursuant to a plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (British Columbia) (the “Arrangement”) in accordance with the terms of an arrangement agreement entered into by the Company and ElectraMeccanica on January 11, 2024, as amended on January 31, 2024 (the “Arrangement Agreement”). Subject to the terms and conditions set forth in the Arrangement Agreement and the Plan of Arrangement, on March 26, 2024, each ElectraMeccanica Share outstanding immediately prior to the effective time of the Arrangement was converted automatically into the right to receive 0.0143739 of a share of Common Stock, for total consideration of 1,766,388 shares of the Company’s common stock, par value $0.0001 per share. On March 26, 2024, the Company filed a Current Report on Form 8-K (the “Initial 8-K”) with the U.S. Securities and Exchange Commission to report the completion of the transactions contemplated by the Plan of Arrangement and other related matters. This amendment to the Initial 8-K amends Item 9.01 of the Initial 8-K and provides the historical financial information required pursuant to Item 9.01(a) of Form 8-K and the pro forma financial information required pursuant to Item 9.01(b) of Form 8-K. Except for the foregoing, no other changes have been made to the Initial 8-K. The unaudited pro forma condensed combined financial information included in this amendment to the Initial 8-K are presented for illustrative purposes only, contain a variety of adjustments, assumptions and estimates, and are not necessarily indicative of what the combined company’s actual financial position or results of operations would have been had the Arrangement been completed on the date indicated. The combined company’s actual results and financial position after the Arrangement may differ materially and adversely from the unaudited pro forma condensed combined financial information included in this amendment to the Initial Form 8-K. Important factors that may affect actual results include, but are not limited to, risks and uncertainties relating to the Company’s or ElectraMeccanica's business, as applicable (including each company’s ability to achieve strategic goals, objectives and targets over applicable periods), industry performance, and general business and economic conditions.
Document Period End Date	Mar. 26, 2024
Entity File Number	001-39598
Entity Registrant Name	XOS, INC.
Entity Central Index Key	0001819493
Entity Tax Identification Number	98-1550505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $345.00 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $345.00 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ